12. Employee and Director Benefit Programs (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 3,382	$ 2,923	$ 2,607
Fair value of plan assets	0	0
Funded status	(3,382)	(2,923)
Net amount recognized	(3,382)	(2,923)
Unfunded accrued liability	(3,382)	(2,923)
Net amount recognized in balance sheet	$ (3,382)	$ (2,923)